RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Jun. 30, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 25. RELATED PARTY TRANSACTIONS AND BALANCES

Sales to related party – sales to related party consisted of the following:

	For the years ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	U.S. Dollars
Urumqi Yikeli Automatic Control Equipment Co., Ltd.	¥3,726,894	¥—	¥85,657	$13,264
Total revenues from related party	¥3,726,894	¥—	¥85,657	$13,264

Prepaid expenses - related parties – prepaid expenses - related parties consisted of the following:

	June 30, 2020	June 30, 2021	June 30, 2019
	RMB	RMB	U.S. Dollars
Founders	¥—	¥363,000	$56,210
Founders’ family member	—	70,000	10,840
Total prepaid expenses - related parties	¥—	¥433,000	$67,050

Leases from related parties - The Company has various agreements for the lease of office space owned by the founders and their family members. The terms of the agreement state that the Company will continue to lease the property at a monthly rent of ¥106,667 with annual rental expense at ¥1.28 million ($0.20 million).

The details of leases from related parties are as below:

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	USD
Nanjing Recon	One of the Founders	April 1, 2020 - March 31, 2022	¥40,000	$6,194
BHD	One of the Founders	Jan 1, 2021- Dec 31, 2021	22,500	3,484
BHD	One of the Founders	Mar 1, 2021 - Dec 31, 2021	31,667	4,904
BHD	Founders’ family member	May 1, 2021 - Dec 31, 2021	12,500	1,936

As of June 30, 2020, the operating lease ROU assets and corresponding operating lease liabilities of leases from related parties was ¥803,503 and ¥803,503, respectively.

As of June 30, 2021, the operating lease ROU assets and corresponding operating lease liabilities of leases from related parties was ¥352,775 ($54,627) and ¥352,775 ($54,627), respectively.

Guarantee/collateral related parties - The Company’s founders provide guarantee and collateral for the Company’s short-term bank loans (see Note 14).